Disclosures on Financial Instruments - Summary of Changes in Foreign Currency Forward Exchange Contracts and Options Due to 10% Appreciation/Depreciation of Foreign Currency (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2019
Foreign currency forward exchange contracts and options [Member] | Derivative financial instruments risk management [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	10.00%